Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

21. Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements’ and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiaries did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries” and the profit of the subsidiaries is presented as “share of profit of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2025.

	As of December 31,
	2024	2025
	RMB	RMB	US$ Note2(e)

Assets
Cash and cash equivalents	76,052	97,932	14,004
Short-term investments	14,566	14,810	2,118
Prepaid expenses and other assets	34,812	7,267	1,041
Amounts due from Group companies	870,209	950,887	135,975
Amounts due from related parties	16,726	16,355	2,339
Investment in subsidiaries[1]	17,900,257	20,458,617	2,925,543
Total assets	18,912,622	21,545,868	3,081,020
Liabilities and Shareholders’ Equity
Accrued expenses and other liabilities	1,493	5,833	834
Convertible senior notes	-	1,019,266	145,753
Amounts due to Group companies	3,707,065	3,970,668	567,798
Total liabilities	3,708,558	4,995,767	714,385
Shareholders’ equity :
Class A ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2024 and 2025; 983,371,169 and 983,371,169 issued as of December 31, 2024 and 2025; 699,550,724 and 649,742,834 outstanding as of December 31, 2024 and 2025)	64	64	9
Class B ordinary shares (US$0.00001 par value; 10,000,000,000 shares authorized as of December 31, 2024 and 2025; 566,700,000 and 566,700,000 issued and outstanding as of December 31, 2024 and 2025)	39	39	6
Additional paid-in capital	5,815,437	5,908,586	844,917
Treasury stock (283,820,445 and 333,628,335 shares as of December 31, 2024 and 2025)	(1,765,542)	(2,465,259)	(352,527)
Statutory reserves	852,723	1,042,312	149,049
Accumulated other comprehensive income	92,626	13,027	1,863
Retained earnings	10,208,717	12,051,332	1,723,318
Total shareholders’ equity	15,204,064	16,550,101	2,366,635
Total liabilities and shareholders’ equity	18,912,622	21,545,868	3,081,020

1	The subsidiaries consolidate the VIEs and their subsidiaries (including the consolidated trusts).

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)

21. Condensed financial information of the parent company (continued)

Statements of comprehensive income

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(e)

Operating expenses
General and administrative expenses	(19,446)	(11,636)	(12,708)	(1,817)
Profits from operations
Interest expenses	-	-	(17,453)	(2,496)
Other income, net	34,670	12,161	19,015	2,720
Income from subsidiaries	2,325,611	2,382,621	2,553,551	365,153
Net profit	2,340,835	2,383,146	2,542,405	363,560
Net profit attributable to ordinary shareholders	2,340,835	2,383,146	2,542,405	363,560

Statements of cash flows

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ Note 2(e)

Net cash provided by (used in) operating activities for Third-parties	9,545	(14,877)	17,407	2,489
Net cash provided by (used in) operating activities	9,545	(14,877)	17,407	2,489
Collection of loans from Group companies	32,913	251,998	20,892	2,988
Cash paid as loans extended to Group companies	(499,562)	(14,009)	(101,571)	(14,524)
Other investing activities	-	(14,379)	333	48
Net cash (used in) provided by investing activities	(466,649)	223,610	(80,346)	(11,488)
Repayment of loans to Group companies	(74,346)	(12,708)	(8,481)	(1,213)
Cash received as loans from Group companies	1,491,485	902,451	272,083	38,907
Other financing activities	(1,110,984)	(1,084,539)	(222,404)	(31,803)
Net cash provided by (used in) financing activities	306,155	(194,796)	41,198	5,891

FINVOLUTION GROUP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except share data, or otherwise noted)